Auditor's remuneration - Summary of Auditor's Remuneration Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Auditors Remuneration [Line Items]
Audit of the Financial Statements	$ 6	$ 4	$ 4
Audit of subsidiaries	2	3	3
Other assurance services	1	1	1
Total expense related to remuneration	9	8	8
SEC Regulations [Member]
Auditors Remuneration [Line Items]
Audit of the Financial Statements	8	7	7
Other audit-related	1	1	1
Total expense related to remuneration	$ 9	$ 8	$ 8